Investments - Rollforward of credit loss allowance for fixed income securities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Jan. 01, 2020
Fixed income securities
Debt Securities, Available-for-sale, Allowance for Credit Loss [Roll Forward]
Beginning balance	$ 0
Credit losses on securities for which credit losses not previously reported	(3)
Reduction of allowance related to sales	2
Write-offs	0
Ending balance	(1)
Fixed income securities	1	$ 0
Asset-backed securities
Debt Securities, Available-for-sale, Allowance for Credit Loss [Roll Forward]
Ending balance	(1)
Fixed income securities	$ 1